ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

12      ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As at December 31
	2015	2016

Accrued rental expenses	12,951	12,744
Accrued utility expenses	8,548	14,348
Accrued payroll and welfare benefits	27,062	31,165
Accrued interest expenses	23,722	67,324
Accrued professional service fees	8,352	11,867
Other taxes payables	14,296	11,470
Income tax payable (note 20)	8,955	15,265
Consideration payable for the acquisition of WTENG (note 8)	—	25,900
Other payables	14,430	17,867

	118,316	207,950

Other payables represent amounts due to service providers for various services received by the Company.